Segment Information - Summary of Investments (Detail) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of summarized investment per segment [line items]
Investments general account	€ 140,736	€ 157,831
Investments for account of policyholders	213,125	250,953
Investments on balance sheet	353,860	408,784
Off balance sheet investments third parties	510,929	614,136
Total revenue generating investments	864,789	1,022,920
Financial assets, excluding derivatives	137,947	155,188
Investments in real estate	2,789	2,643
Total investments on balance sheet	353,860	408,784
Investments in joint ventures	1,865	1,743
Investments in associates	1,344	1,289
Other assets	64,697	56,436
Total assets	421,767	468,252
Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	81,894	99,884
Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	48,515	46,823
Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	220,086	258,871
Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments in real estate	3,365	3,206
Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	2,014	2,015
Investments for account of policyholders	23,302	29,539
Financial assets, excluding derivatives	2,014	2,015
Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	77,503	97,195
Investments for account of policyholders	15,905	19,821
Financial assets, excluding derivatives	77,503	97,195
Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	48,515	46,823
Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	9,914	9,155
Investments for account of policyholders	7,889	9,080
Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	2,789	2,643
Investments for account of policyholders	575	563
Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	165,454	191,950
Americas [member]
Disclosure of summarized investment per segment [line items]
Investments general account	74,599	80,938
Investments for account of policyholders	99,115	115,596
Investments on balance sheet	173,714	196,534
Off balance sheet investments third parties	222,403	239,566
Total revenue generating investments	396,117	436,100
Total investments on balance sheet	173,714	196,534
Investments in joint ventures	0	56
Investments in associates	0	0
Other assets	41,783	37,447
Total assets	215,497	234,037
Americas [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	57,544	65,694
Americas [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	12,708	11,352
Americas [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	103,420	119,450
Americas [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	0	0
Investments in real estate	43	39
Americas [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	410	493
Investments for account of policyholders	0	0
Americas [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	52,457	61,014
Investments for account of policyholders	0	0
Americas [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	12,708	11,352
Americas [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	8,982	8,040
Investments for account of policyholders	0	0
Americas [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	43	39
Americas [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	99,115	115,596
The Netherlands [member]
Disclosure of summarized investment per segment [line items]
Investments general account	57,529	66,384
Investments for account of policyholders	20,871	25,673
Investments on balance sheet	78,400	92,058
Off balance sheet investments third parties	7,072	7,711
Total revenue generating investments	85,472	99,769
Total investments on balance sheet	78,400	92,058
Investments in joint ventures	376	343
Investments in associates	1,186	1,103
Other assets	13,942	13,271
Total assets	93,905	106,775
The Netherlands [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	16,415	24,443
The Netherlands [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	35,716	35,358
The Netherlands [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	23,539	29,669
The Netherlands [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	0	0
Investments in real estate	2,730	2,588
The Netherlands [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	1,558	1,410
Investments for account of policyholders	7,379	9,078
The Netherlands [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	17,452	26,951
Investments for account of policyholders	9,407	12,044
The Netherlands [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	35,716	35,358
The Netherlands [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	71	79
Investments for account of policyholders	3,226	3,493
The Netherlands [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	2,730	2,588
The Netherlands [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	859	1,059
United Kingdom [member]
Disclosure of summarized investment per segment [line items]
Investments general account	1,702	1,876
Investments for account of policyholders	92,665	108,713
Investments on balance sheet	94,367	110,589
Off balance sheet investments third parties	126,896	151,097
Total revenue generating investments	221,263	261,687
Total investments on balance sheet	94,367	110,589
Investments in joint ventures	0	0
Investments in associates	0	9
Other assets	3,611	3,160
Total assets	97,978	113,758
United Kingdom [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	1,187	1,299
United Kingdom [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	0	0
United Kingdom [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	92,605	108,727
United Kingdom [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
Investments in real estate	575	563
United Kingdom [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	27	29
Investments for account of policyholders	15,915	20,221
United Kingdom [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	978	1,159
Investments for account of policyholders	6,478	7,649
United Kingdom [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
United Kingdom [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	698	687
Investments for account of policyholders	4,660	5,581
United Kingdom [member] | Real estate [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	575	563
United Kingdom [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	65,038	74,698
Asset management [member]
Disclosure of summarized investment per segment [line items]
Investments general account	117	296
Investments for account of policyholders	0	0
Investments on balance sheet	117	296
Off balance sheet investments third parties	151,020	212,779
Total revenue generating investments	151,137	213,076
Total investments on balance sheet	117	296
Investments in joint ventures	442	368
Investments in associates	151	151
Other assets	400	510
Total assets	1,110	1,326
Asset management [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	79	257
Asset management [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	0	0
Asset management [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	38	40
Asset management [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
Investments for account of policyholders	0	0
Investments in real estate	0	0
Asset management [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	8	9
Investments for account of policyholders	0	0
Asset management [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	12	11
Investments for account of policyholders	0	0
Asset management [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
Asset management [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	97	276
Investments for account of policyholders	0	0
Asset management [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	0	0
Holding and other activities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	39	21
Investments for account of policyholders	0	0
Investments on balance sheet	39	21
Off balance sheet investments third parties	0	0
Total revenue generating investments	39	21
Total investments on balance sheet	39	21
Investments in joint ventures	(1)	39
Investments in associates	12	20
Other assets	25,871	32,975
Total assets	25,920	33,056
Holding and other activities [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	0	0
Holding and other activities [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	38	20
Holding and other activities [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	1	1
Holding and other activities [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
Investments for account of policyholders	0	0
Investments in real estate	0	0
Holding and other activities [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	1	1
Investments for account of policyholders	0	0
Holding and other activities [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
Investments for account of policyholders	0	0
Holding and other activities [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	38	20
Holding and other activities [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
Investments for account of policyholders	0	0
Holding and other activities [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	0	0
International [Member]
Disclosure of summarized investment per segment [line items]
Investments general account	6,750	8,315
Investments for account of policyholders	477	974
Investments on balance sheet	7,227	9,288
Off balance sheet investments third parties	3,538	2,982
Total revenue generating investments	10,765	12,270
Total investments on balance sheet	7,227	9,288
Investments in joint ventures	1,048	936
Investments in associates	13	18
Other assets	3,281	2,736
Total assets	11,569	12,979
International [Member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	6,670	8,191
International [Member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	53	93
International [Member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	487	987
International [Member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	16	16
Investments for account of policyholders	0	0
Investments in real estate	16	16
International [Member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	10	72
Investments for account of policyholders	12	243
International [Member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	6,605	8,060
Investments for account of policyholders	20	128
International [Member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	53	93
International [Member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	66	73
Investments for account of policyholders	3	6
International [Member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	442	597
Eliminations [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
Investments for account of policyholders	(3)	(4)
Investments on balance sheet	(3)	(4)
Off balance sheet investments third parties	0	0
Total revenue generating investments	(3)	(4)
Total investments on balance sheet	(3)	(4)
Investments in joint ventures	0	0
Investments in associates	(18)	(12)
Other assets	(24,191)	(33,663)
Total assets	(24,212)	(33,679)
Eliminations [member] | Available-for-sale financial assets [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	0	0
Eliminations [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	0	0
Eliminations [member] | Financial assets at fair value through profit or loss [member]
Disclosure of summarized investment per segment [line items]
Financial assets, excluding derivatives	(3)	(4)
Eliminations [member] | Investments in real estate [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
Investments for account of policyholders	0	0
Investments in real estate	0	0
Eliminations [member] | Shares [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
Investments for account of policyholders	(3)	(4)
Eliminations [member] | Debt securities [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
Investments for account of policyholders	0	0
Eliminations [member] | Loans [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
Eliminations [member] | Other financial asset [member]
Disclosure of summarized investment per segment [line items]
Investments general account	0	0
Investments for account of policyholders	0	0
Eliminations [member] | Unconsolidated investment funds [member]
Disclosure of summarized investment per segment [line items]
Investments for account of policyholders	€ 0	€ 0